Loans Payable	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Loans Payable
Loans Payable
At December 31, 2019 and 2018, the Account had outstanding loans payable secured by the following properties (millions):

Property	Interest Rate and Payment Frequency(2)	Principal Amounts Outstanding as of December 31,		Maturity
		2019	2018
Mass Court	2.88% paid monthly	$—	$90.2	September 1, 2019
Red Canyon at Palomino Park(4)	5.34% paid monthly	27.1	27.1	August 1, 2020
Green River at Palomino Park(4)	5.34% paid monthly	33.2	33.2	August 1, 2020
Blue Ridge at Palomino Park(4)	5.34% paid monthly	33.4	33.4	August 1, 2020
Ashford Meadows Apartments	5.17% paid monthly	44.6	44.6	August 1, 2020
The Knoll(1)	3.98% paid monthly	16.4	16.9	December 5, 2020
Ascent at Windward	3.51% paid monthly	34.6	34.6	January 1, 2022
The Palatine(1)	4.25% paid monthly	75.9	77.4	January 10, 2022
The Forum at Carlsbad(1)	4.25% paid monthly	85.7	87.3	March 1, 2022
Fusion 1560	3.42% paid monthly	37.4	37.4	June 10, 2022
San Diego Office Portfolio	3.62% paid monthly	48.2	—	August 15, 2022
The Colorado(1)	3.69% paid monthly	88.1	89.9	November 1, 2022
The Legacy at Westwood(1)	3.69% paid monthly	44.9	45.8	November 1, 2022
Regents Court(1)	3.69% paid monthly	38.1	38.8	November 1, 2022
Fourth & Madison	3.75% paid monthly	—	198.2	June 1, 2023
Fourth & Madison	4.17% paid monthly	—	90.0	June 1, 2023
1001 Pennsylvania Avenue(1)	3.70% paid monthly	320.7	327.0	June 1, 2023
Biltmore at Midtown	3.94% paid monthly	36.4	36.4	July 5, 2023
Cherry Knoll	3.78% paid monthly	35.3	35.3	July 5, 2023
Lofts at SoDo	3.94% paid monthly	35.1	35.1	July 5, 2023
1401 H Street, NW	3.65% paid monthly	115.0	115.0	November 5, 2024
The District at La Frontera(1)	3.84% paid monthly	39.3	—	December 1, 2024
The District at La Frontera(1)	4.96% paid monthly	4.4	—	December 1, 2024
Circa Green Lake	3.71% paid monthly	52.0	52.0	March 5, 2025
Union - South Lake Union	3.66% paid monthly	57.0	57.0	March 5, 2025
Holly Street Village	3.65% paid monthly	81.0	81.0	May 1, 2025
Township Apartments	3.65% paid monthly	—	49.0	May 1, 2025
Henley at Kingstowne	3.60% paid monthly	71.0	—	May 1, 2025
32 South State Street	4.48% paid monthly	24.0	24.0	June 6, 2025
Vista Station Office Portfolio(1)	4.00% paid monthly	20.5	—	July 1, 2025
780 Third Avenue	3.55% paid monthly	150.0	150.0	August 1, 2025
780 Third Avenue	3.55% paid monthly	20.0	20.0	August 1, 2025
Vista Station Office Portfolio(1)	4.20% paid monthly	44.7	—	November 1, 2025
701 Brickell Avenue	3.66% paid monthly	184.0	184.0	April 1, 2026
55 Second Street	3.74% paid monthly	—	137.5	October 1, 2026
1900 K Street, NW	3.93% paid monthly	163.0	163.0	April 1, 2028
99 High Street	3.90% paid monthly	277.0	277.0	March 1, 2030
Total Principal Outstanding		$2,338.0	$2,688.1
Fair Value Adjustment(3)		27.0	(80.1)
Total Loans Payable		$2,365.0	$2,608.0

(1)	The mortgage is adjusted monthly for principal payments.

(2)	Interest rates are fixed. Some mortgages held by the Account are structured to begin principal and interest payments after an initial interest only period.

(3)
The fair value adjustment consists of the difference (positive or negative) between the principal amount of the outstanding debt and the fair value of the outstanding debt. See Note 1—Organization and Significant Accounting Policies.

(4)	Represents mortgage loans on these individual properties which are held within the Palomino Park portfolio.
Principal payment schedule on loans payable as of December 31, 2019 was as follows (millions):

Amount
2020	$170.9
2021	19.7
2022	455.5
2023	418.2
2024	165.4
Thereafter	1,108.3
Total maturities	$2,338.0